Schedule of Investments
December 30, 2022 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 65.19%

Communications - 1.14%
Verizon Communications, Inc.			4,340		170,996

Consumer Discretionary - 1.20%
Ebay, Inc.			4,380		181,639

Consumer Staples - 13.00%
Altria Group, Inc.			5,580		255,062
Conagra Brands, Inc.			7,770		300,699
General Mills, Inc.			5,750		482,137
JM Smucker Co.			2,830		448,442
The Kroger Co.			5,930		264,359
Tyson Foods, Inc. Class A			3,360		209,160

					1,959,859

Energy - 7.49%
Chevron Corp.			2,500		448,725
Exxon Mobil Corp.			3,040		335,312
Pioneer Natural Resources Co.			1,510		344,869

					1,128,906

Financials - 7.89%
Allstate Corp.			1,380		187,128
Aon Plc. (United Kingdom)			850		255,119
Chubb Ltd.			800		176,480
Travelers Cos., Inc.			1,710		320,608
US Bancorp, Inc.			5,750		250,758

					1,190,093

Health Care - 17.81%
Amgen, Inc.			1,110		291,530
Bristol Myers Squibb Co.			4,690		337,446
Cardinal Health, Inc.			5,360		412,023
Cigna Corp.			1,020		337,967
CVS Health Corp.			3,910		364,373
Johnson & Johnson			2,620		462,823
Teva Pharmaceutical Industries, Ltd. (2)			16,000		145,920
UnitedHealth Group, Inc.			630		334,013

					2,686,095

Industrials - 3.07%
3M Co.			1,070		128,314
Quanta Services, Inc.			2,350		334,875

					463,189

Information Technology - 4.37%
International Business Machines Corp.			2,300		324,047
Oracle Corp.			4,100		335,134

					659,181

Materials - 2.26%
Agnico Eagle Mines, Ltd. (Canada)			3,030		157,530
Alamos Gold, Inc.			18,170		183,699

					341,229

Utilities - 6.96%
Dominion Energy, Inc. (2)			5,100		312,732
Exelon Corp.			7,810		337,627
First Energy Corp.			9,530		399,688

					1,050,047

Total Common Stock			(Cost $ 7,738,948)		9,831,234

U.S. Government Obligations - 28.56%

U.S. Government Treasury Bill, 0.000%, 02/02/2023			350,000		348,889
U.S. Government Treasury Bill, 0.000%, 03/23/2023			1,000,000		990,693
U.S. Government Treasury Bill, 0.000%, 03/30/2023			1,500,000		1,484,634
U.S. Government Treasury Bill, 0.000%, 04/06/2023			1,500,000		1,483,725

Total U.S. Government Obligations			(Cost $ 4,269,808)		4,307,941

Money Market Registered Investment Companies - 2.93%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class - 4.10% (4)			441,251		441,251

Total Money Market Registered Investment Companies			(Cost $ 441,251)		441,251

Total Investments - 98.98%			(Cost $ 12,821,442)		14,928,026

Liabilities in Excess of Other Assets - 1.02%					153,191

Total Net Assets - 100.00%					15,081,217

Options

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, February 17, 2023, Put @ $3,700.00	55	#######	20,350,000		347,600

Total Options	55		(Cost $ 371,434)		347,600

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 30, 2022 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$14,928,026	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$14,928,026		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at December 30, 2022
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 30, 2022.